Other Current Assets, Other Receivable and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 629	SFr 876
Accrued income recognized during the period	1,199	686
Payments received during the period	(617)	(952)
Foreign exchange revaluation	(218)	19
Balance as of December 31,	SFr 993	SFr 629